Investments and Fair Value Instruments - Summary of Preferred Investment Option Liabilities Measured and Recorded on Recurring Basis using Black-Scholes Model (Detail) - Level 3 [Member]	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Remaining Term [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining term (in years)	3 years 4 months 24 days	4 years 1 month 28 days	0 years
Remaining Term [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining term (in years)	0 years	7 months 9 days	0 years
Remaining Term [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining term (in years)	2 years 11 months 1 day	3 years 8 months 1 day	4 years 8 months 1 day
Expected Volatility [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	86.9	91.7	0
Expected Volatility [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	0	78.7	0
Expected Volatility [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	91.8	90.5	106.2
Risk-Free Interest Rate [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	3.6	3.9	0
Risk-Free Interest Rate [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	0	5.2	0
Risk-Free Interest Rate [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	3.6	4	4
Expected Dividend Yield [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	0	0	0
Expected Dividend Yield [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	0	0	0
Expected Dividend Yield [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	0	0	0